UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09329

                 ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: June 30, 2006

                    Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.


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


ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

COMPANY                                                   SHARES   U.S. $ VALUE
------------------------------------------               -------   ------------
COMMON STOCKS -  99.0%

HEALTH CARE -  99.0%
BIOTECHNOLOGY -  19.2%
Abgenix, Inc. (a)                                         83,900   $  1,887,750
Amgen, Inc. (a)                                           80,400      5,849,100
Amylin Pharmaceuticals, Inc. (a)                          98,200      4,806,890
Genentech, Inc. (a)                                       98,780      8,347,898
Gilead Sciences, Inc. (a)                                150,600      9,370,332
Luminex Corp. (a)                                         77,400      1,150,164
Medlmmune, Inc. (a)                                       61,800      2,260,644
Tanox, Inc. (a)                                           67,600      1,312,792
                                                                   ------------
                                                                     34,985,570
                                                                   ------------
DRUGS -  43.4%
Allergan, Inc.                                            79,300      8,604,050
Cephalon, Inc. (a)                                        61,500      3,705,375
Eli Lilly & Co.                                           82,600      4,567,780
Forest Laboratories, Inc. (a)                             88,200      3,936,366
Merck & Co., Inc.                                        137,700      4,851,171
Novartis AG                                              156,594      8,688,796
Ranbaxy Laboratories, Ltd. (GDR)                         381,064      3,749,670
Roche Holding AG                                          62,995      9,361,903
Sanofi-Aventis                                            84,224      7,986,792
Shionogi & Co., Ltd.                                     295,000      4,838,171
Takeda Pharmaceutical Co., Ltd.                           75,100      4,272,044
Teva Pharmaceutical Industries, Ltd. (ADR)               200,080      8,239,294
Wyeth                                                    129,040      6,261,021
                                                                   ------------
                                                                     79,062,433
                                                                   ------------
MEDICAL PRODUCTS -  18.3%
Alcon, Inc.                                               75,700      7,892,482
Bausch & Lomb, Inc.                                       35,000      2,229,500
Johnson & Johnson                                         67,500      3,997,350
Nobel Biocare Holding AG                                  36,035      8,029,297
St. Jude Medical, Inc. (a)                               178,000      7,298,000
Zimmer Holdings, Inc. (a)                                 58,100      3,927,560
                                                                   ------------
                                                                     33,374,189
                                                                   ------------
MEDICAL SERVICES -  18.1%
Caremark Rx, Inc. (a)                                    145,900      7,175,362
Medco Health Solutions, Inc. (a)                          42,600      2,437,572
UnitedHealth Group, Inc.                                 151,800      8,479,548
WellPoint, Inc. (a)                                      192,000     14,866,560
                                                                   ------------
                                                                     32,959,042
                                                                   ------------
Total Common Stocks
   (cost $112,733,605)                                              180,381,234
                                                                   ------------

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                                                       PRINCIPAL
                                                         AMOUNT
COMPANY                                                   (000)    U.S. $ VALUE
------------------------------------------             ---------   ------------
SHORT-TERM INVESTMENT -  1.6%
TIME DEPOSIT -  1.6%
ING Bank
   4.86%, 4/03/06
   (cost $2,900,000)                                     $2,900    $  2,900,000
                                                                   ------------
TOTAL INVESTMENTS - 100.6%
   (cost $115,633,605)                                              183,281,234
Other assets less liabilities -  (0.6%)                              (1,174,152)
                                                                   ------------
NET ASSETS - 100%                                                  $182,107,082
                                                                   ============

(a)  Non-income producing security.
     Glossary of Terms:

     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt

COUNTRY BREAKDOWN*

 64.0%  United States
 18.5%  Switzerland
  5.0%  Israel
  4.5%  Japan
  4.4%  France
  2.0%  India
  1.6%  Short-Term
-----
100.0%  Total Investments
=====

* All data are as of March 31, 2006. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time.

Please note: The industry classifications presented herein are based on the industry categorization methodology of the Adviser.


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ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant AllianceBernstein Global Health Care Fund, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: May 25, 2006


By: /s/ Mark D. Gersten
    ---------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial
    Officer

Date: May 25, 2006


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